INCOME TAX - Provision for income tax (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Provision for income tax
Deferred income taxes	¥ 565,625	$ 79,668	¥ 5,689,586	¥ 4,937,120	$ 777,720	¥ 17,454,245
Income tax	¥ 565,625	$ 79,668	¥ 5,689,586	¥ 4,937,122	$ 777,720	¥ 17,454,245